CONSOLIDATED AND COMBINED STATEMENT OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 3,047,681	$ 2,705,801	$ 2,533,048
Operating costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	814,731	600,240	501,152
Selling and marketing expense	1,269,673	1,202,183	1,099,487
General and administrative expense	792,254	617,235	569,802
Product development expense	267,359	193,457	177,298
Depreciation	69,283	55,949	42,393
Amortization of intangibles	141,584	83,868	107,081
Goodwill impairment	265,146	3,318	0
Total operating costs and expenses	3,620,030	2,756,250	2,497,213
Operating (loss) income	(572,349)	(50,449)	35,835
Interest expense	(16,166)	(11,904)	(13,059)
Unrealized gain on investment in MGM Resorts International	840,550	0	0
Other (expense) income, net	(42,468)	34,047	282,795
Earnings (loss) before income taxes	209,567	(28,306)	305,571
Income tax benefit (provision)	59,019	60,489	(13,200)
Net earnings	268,586	32,183	292,371
Net loss (earnings) attributable to noncontrolling interests	1,140	(9,288)	(45,599)
Net earnings attributable to IAC shareholders	$ 269,726	$ 22,895	$ 246,772
Per share information attributable to IAC shareholders:
Basic earnings per share (USD per share)	$ 3.16	$ 0.27	$ 2.90
Diluted earnings per share (USD per share)	$ 2.97	$ 0.27	$ 2.90
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 197,220	$ 134,338	$ 148,405
Cost of revenue
Stock-based compensation expense by function:
Total stock-based compensation expense	191	74	195
Selling and marketing expense
Stock-based compensation expense by function:
Total stock-based compensation expense	5,869	5,185	4,345
General and administrative expense
Stock-based compensation expense by function:
Total stock-based compensation expense	182,068	118,709	132,180
Product development expense
Stock-based compensation expense by function:
Total stock-based compensation expense	$ 9,092	$ 10,370	$ 11,685